Document And Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	CERAGON NETWORKS LTD
Entity Central Index Key	0001119769
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017